Recent accounting pronouncements and future accounting policy changes (Details) - USD ($) $ in Thousands	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Provisions		$ 13,105	$ 9,700	$ 7,432
Bottom of range | IFRS 16
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Right-of-use assets	$ 9,000
Lease liabilities	13,000
Top of range | IFRS 16
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Right-of-use assets	11,000
Lease liabilities	15,000
Deferred lease inducement
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Provisions		$ 2,292
Deferred lease inducement | IFRS 16
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Provisions	$ 2,000